MATTHEW 25 FUND, INC.

                         INDEPENDENT AUDITORS' REPORT
                                     AND
                            FINANCIAL STATEMENTS

                         Year Ended December 31, 1998






























                                  MATTHEW 25 FUND,INC.
                                   TABLE OF CONTENTS



                                                                          Page
                                                                         Number
                                                                         ______

INDEPENDENT AUDITORS' REPORT                                                1

FINANCIAL STATEMENTS

  Statement of Assets and Liabilities                                       2

  Statement of Operations                                                   3

  Schedule of Investments of Securities                                   4-5

  Statement of Change in Net Assets                                         6

  Notes to Financial Statements                                           7-9

SUPPLEMENTARY INFORMATION

  Independent Auditors' Report on Supplementay Information                  10

  Financial Highlights and Related Ratios/Supplemental Data                 11

  Performance Summary                                                       12






























                               MATTHEW 25 FUND, INC.
                                 605 Cloverly Ave.
                                Jenkintown, PA 19046
                                    215-884-4458
                                    888-M25-FUND



     Dear Shareholders of Matthew 25 Fund, Inc.,

         Thank you for reading this letter. pLease allow mw to emphasize some of the key components of the following financial statements and explain their importance. These important data are as follows.

                        25.93%     Return for 1998

                        26.82% Average Compounded Return From Inception (3 years and 76 days)

                   $ 3,477,313     Unrealized Gain for 1998

                   $   456,729     Realized Gain for 1998

                   $10,579,426     Beginning Assets 1/1/98

                   $21,327,720     Ending Assets 12/31/98

                        30.64%     Portfolio Turnover

                         1.26%     Expense Ratio


     These figures show that your fund is growing. It is performing above average, while keeping taxes and expenses below average.
          The "Schedule of Investments in Securities", starting on page 4, will show you the stocks you own through the fund. It also shows you the value of each stock and the profit or loss of this ownership as of year end 1998. What it won't show you is why each stock is in your fund.In the table below I will grade each company and provide some insights on its value as an investment. The four categories, that I use to evaluate a company, are its Business, Management, Financial Conditiopn and Price. The grades are the same as in academia, with an "A" for outstanding, a "B" for very good, a "C" for average, a "D" for poor, and a "F" for failure. I will even throw a "+" or "-" in, so as to further confuse you. As the Investment Advisor, my search is for the exceptional business, with outstanding managers, without excessive corporate liabilities, and available at a giveaway price. The businesses that best satisfy these elusive criteria are as follows:













     Security          Business   Management   Financial          Price
     ________          ________   __________   _________          _____
     ADVANTA              B           A            C                A

   (Advanta had great success in the past, currently, it is remaking itself as a national mortgage business. Advanta has smart management, who have treated shareholders well. There is credit risk being in the finance industry, however, its price is below its liquidating value. If its business and earnings grow, this stock could be one of your largest gainers over the next three years.)


    FRANKLIN RESOURCES    A            B            A                B

    (Franklin manages the Franklin, Templeton, and Mutual Series Funds. Templeton Funds have one of the best names for international investing, however, last year was terrible for investments overseas. This will change some day, and when foreign markets rise so will Templeton Funds along with Franklin's share value.)


    BERKSHIRE HATHAWAY    A            A+            A                B

    (Berkshire is run by the best business mind in the country, Warren Buffet. I believe the stock is undervalued, and growing. I will probably buy more.)


    COMMONWEALTH BANCROP  B            A             C                B

    (Last year about 6% of savings banks were taken over, expect this trend to continue. This bank buys about 5% of its stock approximately every six months. I intend to hold these shares. Probably, worth about $25 a share in a takeover.)


    DISNEY               A             A              B                B

    (Will continue to buy Disney; it is growing and undervalued. It is a keeper.)


    FREDDIE MAC          A+            B              C                C

    (Earnings should look good this year. There's always a risk that the government can change those rules which give Freddie such an advantage. I will try to reduce the percentage holdings, over the next two years, to 10%.)


    HARRIS FINANCIAL    B             C               C                A

    (Harris is not fully public. Hopefully, it will sell its shares in the mutual holding company within the next few years. Then it should be worth more. I will add to our holdings on price dips or on news of full conversion.)





     Security          Business   Management   Financial          Price
     ________          ________   __________   _________          _____

     HOME DEPOT         B             A+             A              D

     (At around 60 times earnings, this stock is fully priced. Will probably add to our holding. Keeping because the business is so well managed and is still growing at a high rate.)

     INTEL              A             A+             A              A

     (Earnings grew well in last quarter, if growth continues the stock should do well. As I write, this stock has declined 22% from its high. Plan to keep buying up to 8% of holdings. Expecting it to do well the next few years.)


     LINDSAY MFG.       B             A              A              A

     (Lindsay is a maker of heavy-duty irrigation equipment. This year will be a difficult year for any business selling to farmers. The company itself, its officers, and the Bass Brothers have been aggressive buyers of Lindsay stock. I plan to buy more stock over the next twelve months. Expect strong upside after the next three years.)

     MBIA               A             B              A              B

     (I always admired this financial Guarantor (Insurance) Company. Bought stock when records were hit in fall of '98. Expect to keep stock as a steady grower.)

     NIKE               A             A              A              C

     (Nike has been a disappointment the past two years. I have not added to the holdings since July '98. Hoping business starts growing again. May sell if price stays high without improvement of business.)

     NIAGARA MOHAWK     B             C              C              A

     (Electric Utility business is changing for the better. Takeover and mergers are increasing. The toughest work for Niagara is done. Now it should just take time. I am expecting high returns from this investment over the next three to five years.)

     POLARIS            B             B              A              A

     (Polaris is a manufacturuer of snow mobiles, watercrafts, ATV'S, and motorcycles. Business and Management may deserve a better rating, however, I need to learn more about the company, before deciding. Hope to increase this investment and that it proves to be very profitable.)










     Security          Business   Management   Financial          Price
     ________          ________   __________   _________          _____

     TCI Group          B+           A              D               C

     (This cable company is being bought by AT&T. Will keep until merger and then decide on keeping AT&T.)

     TOKIO MARINE &     B            C              A+              A
     FIRE INSURANCE

     (This large Japanese Insurance Company will survive Japan's turmoil. It is virtually a mutual fund of Japanese stocks and bonds, which I believe are greatly undervalued. I don't know when Japan will turn around, which would increase the value of Tokio M&F. Probably won't buy any more shares, hope to keep it, but may sell to but another stock.)

     MCI/WORLDCOM      B             C              B                A+

     (Growing but fully priced.  Will sell on strength down to 5% of portfolio.)

     WILLOW GROVE      B             C              B                 A+
     BANCORP

     (Willow Grove was a mutual savings bank. Forty-five percent of its stock was sold to depositors in December of 1998. This stock is selling for 2/3 to 1/2 of its book value, depending on the price it sells the remainder of its shares. Long-term offers very high return potential. I intend to buy more shares.)

     WM. WRIGLEYS     A+             A              A                  C
     JR.

     (Small holding of class B, high voting, stock.  Stock fully priced.)

          Hopefully, these synopses, of your stocks, will help you better understand your Matthew 25 Fund. Your fund's stocks are a mix of growth and value, and have been carefully selected. As indicated above, there are a few stocks we should buy more of, and almost every market decline presents new opportunities. So try not to let this year's volatility dishearten you. You can turn these short-term pains into long-term gains by buying more of your MATTHEW 25 FUND. Thank you and Good Fortune in 1999.

                                                            Gratefully yours,



                                                           Mark Mulholland
                                                           President
                                                           Matthew 25 Fund, Inc.










                              MATHIESON  AITKEN  JEMISON, LLP
                              CERTIFIED PUBLIC ACCOUTANTS
                                  16 SENTRY PARK WEST
                                      SUITE 310
                               BLUE BELL, PA 19422-2240
                                    (215)643-3900
                                  FAX (215)643-4030
                               E-MAIL majcpa@majcpa.com



                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors
Matthew 25 Fund, Inc.
Jenkintown, Pennsylvania

We have audited the accompanying statement of assets and liabilities of Matthew 25 Fund, Inc., including the schedule of investments in securities as of Decem-ber, 31 1998, and the related statement of operations for the year then ended, the statement of changes in net assets, the financial highlights and related ratios / supplemental data and performance summary for each of the periods indi-cated. These financial statements, financial highlights and related ratios / supplemental data and performance summary are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights and related ratios / supplemental data based on our audits. The financial statements for the year ended December 31, 1997 were audited by Landsburg Platt Raschiatore & Dalton, who merged with Mathieson Aitken Jemison, LLP as of January 1, 1999, whose auditors' report was dated January 19, 1999.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights and related ratios/supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and dis-closures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, verified by examination and by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights and re-lated ratios/supplemental data and performance summary referred to above present fairly, in all material respects, the financial position of Matthew 25 Fund, Inc., as of December 31, 1998, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights and re-ratios/supplemental data and performance summary for each of the periods indicated, in conformity with generally accepted accounting principles.


                      Mathieson Aitken Jemison, LLP

February 4, 1999

                                       1


                               MATTHEW 25 FUND,INC.
                         STATEMENT OF ASSETS AND LIABILITIES
                                  DECEMBER 31, 1998



ASSETS

 Investments in securities at value (cost $14,893,593)            $ 20,462,222
 Cash                                                                  851,088
 Receivable for dividends                                               14,410
                                                                     ___________
       TOTAL ASSETS                                                $ 21,327,720


LIABILITIES                                                               -


COMMITMENTS & CONTINGENCIES                                               _
                                                                     ___________
NET ASSETS: (Equivalent to $10.493 per share based on
 2,032,574 shares of capital stock 100,000,000 shares
 authorized, $0.1 par value)                                       $ 21,327,720
                                                                    ============

COMPOSITION OF NET ASSETS

 Shares of common stock                                            $     20,326
 Paid-in capital                                                     15,738,765
 Net unrealized appreciation of investments                           5,568,629
                                                                     ___________

NET ASSETS, DECEMBER 31, 1998                                      $ 21,327,720
                                                                    ============
























                See accompanying notes to financial statements.
                                       2
                                 MATTHEW  25  FUND, INC.
                                STATEMENT   OF   OPERATIONS
                                Year Ended December 31,1998

INVESTMENT INCOME
 Dividends                                                           $126,731
 Interest                                                              29,590
                                                                     ________
     TOTAL INVESTMENT INCOME                                          156,321

EXPENSES
 Audit                                                                  5,050
 Bank Fees                                                                215
 Directors expenses                                                     7,938
 Insurance                                                             12,248
 Investment Advisory Fee                                              146,997
 IRA expense                                                            4,780
 Legal                                                                  1,000
 Marketing                                                                597
 Miscellaneous expense                                                    637
 Office Supplies                                                        1,693
 Postage and Printing                                                   2,768
 Registration and Filing Fees                                           3,000
 Software                                                               6,738
 State and local taxes                                                    888
 Telephone                                                              1,107
                                                                   ____________

     TOTAL EXPENSES                                                   195,656
                                                                   ____________

     INVESTMENT LOSS, NET                                             (39,335)
                                                                   ____________

NET REALIZED GAIN ON SECURITY TRANSACTIONS                             456,729
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                 3,477,313
                                                                   ____________

NET GAIN ON INVESTMENTS                                              3,934,042
                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $3,894,707
                                                                   ============















                   See accompanying notes to financial statements.
                                       3
                               MATTHEW 25 FUND, INC.
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                               Number of Shares  Historical Cost        Value
                               ________________  _______________   ____________

COMMON STOCKS, 94.01%
 Banks & finance, 14.87%
  Advanta Corporation               59,800     $     993,688      $    784,875
  Commonwealth Bancorp, Inc.        55,000           763,834           855,938
  Harris Financial                  97,000         1,205,202         1,273,125
  Willow Grove Bancorp, Inc.*       25,000           258,400           257,812
                                                 _______________    ____________
                                                   3,221,124         3,171,750
Communications, 11.19%
 MCI WorldCom, Inc.                 18,329           526,700         1,315,106
 Tele-communications, Series B,
  TCI Group*                        11,500           261,815           713,000
 Tele-communications, Series A,
  TCI Group*                         6,500           264,140           359,531
                                                 _______________    ____________
                                                   1,052,655         2,387,637
Entertainment, 6.05%
 Walt Disney Co.                    43,000         1,161,175         1,290,000
                                                 _______________    ____________
                                                   1,161,175         1,290,000
Foreign Insurance, 3.83%
 Tokio Marine & Fire
  Insurance Co.                     13,600          708,473           816,000
                                                 _______________    ____________
                                                    708,473           816,000
Insurance, 5.10%
 MBIA, Inc.                         16,600          929,875         1,088,338
                                                 _______________    ____________
                                                    929,875         1,088,338
Manufacturing, 11.16%
 Intel Corp.                        10,900          839,149         1,291,650
 Lindsay Manufacturing Co.           9,700          130,880           143,681
 NIKE, Inc., Class B                20,500          945,588           831,531
 Polaris Industries, Inc.            2,000           50,962            78,375
 Wm. Wrigley Jr. Co., Class B          400           20,580            35,375
                                                 ______________    _____________
                                                  1,987,159         2,380,612
Mortgage securities, 18.29%
 Federal Home Loan                  60,550        1,942,830         3,901,691
                                                ______________     _____________
                                                  1,942,830         3,901,691
Mutual fund investment advisor, 6.90%
 Franklin Resources, Inc.           46,000        1,605,996         1,472,000
                                                ______________     _____________
                                                  1,605,996         1,472,000
Miscellaneous, 5.75%
 Berkshire Hathaway*                    14         697,827            980,000
 Berkshire Hathaway, Class B*          105         163,503            246,750
                                               ______________      _____________
                                                   861,330          1,226,750

                   See accompanying notes to financial statements.
                                       4
                             MATTHEW 25 FUND, INC.
               SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                 Number of Shares  Historical Cost      Value
                                 ________________  _______________  ____________
Retail, 3.90%
 Eagle Hardware*                     3,000               56,235           97,125
 Home Depot, Inc.                   12,000              203,255          734,250
                                                   _______________  ____________
                                                        259,490          831,375
                                                   _______________  ____________

Utilities, 6.96%
 Niagara Mohawk Power Corp.         92,000              974,620        1,483,500
                                                   _______________  ____________
TOTAL COMMON STOCK                                 $ 14,893,593     $ 20,462,222


CONVERIBLE PREFERRED STOCKS, 1.93%

 TCI Communications                  3,520              188,866          412,569
                                                   ______________   ____________

TOTAL SECURITIES, 95.94%                           $ 14,893,593    $  20,462,222
                                                   ==============   ============


* Non-income producing security


                   See accompanying notes to financial statements.
                                       5



























                               MATTHEW 25 FUND, INC.
                        STATEMENT OF CHANGES IN NET ASSETS
                      Years Ended December 31,1998 and 1997

                                              1998                  1997
                                       __________________    __________________


INCREASE IN NET ASSETS FROM OPERATIONS
 Investment (loss) income, net         $      (39,335)       $        18,351
 Net realized gain on securities
  transactions                                456,729                 28,100
 Net change in unrealized appreciation
  on investments                            3,477,313              1,988,041
                                       __________________    __________________
NET INCREASE IN SALES RESULTING
FROM OPERATIONS                             3,894,707              2,034,492


DISTRIBUTIONS TO SHAREHOLDERS FROM
 Investment income, net                                              (18,375)
 Net realized gain on investments            (417,394)               (28,100)
 Capital share transactions                 7,270,981              7,170,499
                                       __________________    ___________________
    NET INCREASE IN NET ASSETS             10,748,294              9,158,516

NET ASSETS, BEGINNING OF YEAR              10,579,426              1,420,910
                                       __________________    ___________________

NET ASSETS, END OF YEAR                $   21,327,720       $     10,579,426
                                       ==================    ===================















                        See accompanying notes to financial statements.
                                       6












                               MATTHEW 25 FUND, INC.
                           NOTES TO FINANCIAL STATEMENTS

NOTE 1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
       NATURE OF OPERATIONS
       Matthew 25 Fund, Inc.("the Fund") was incorporated on August 28, 1995 and commenced operations on October 16, 1995. The Fund has no operations prior to the commencement of operations other than matters relating to its organization and registration as an open-end, non-diversified manage-ment investment company under the Investment Company Act of 1940 and its share under the Security Act of 1933. The following is a summary of sig-nificant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

       SECURITY VALUATIONS
       The Fund values investment securities, where market quotations are available, at market value based on the last recorded sales price as reported by the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price.

       FEDERAL INCOME TAXES
       The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

       DISTRIBUTION TO SHAREHOLDERS
       The Fund intends to distribute to its shareholders substantially all of its net investment income, if any, and net realized capital gains,if any, at year end.

       ORGANIZATIONAL COSTS
       Organizational costs were borne by the Fund's Investment Adviser.

       REGISTRATION FEES
       Initial registration fees were borne by the Fund's Investment Adviser.

       OTHER
       The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

       ESTIMATES
       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses dur-ing the reporting period. Actual results could differ from those estimates.



                                       7


                               MATTHEW 25 FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2 INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

 The Fund has an investment advisory agreement with The Matthew 25 Management Corporation, whereby Matthew 25 Management Corp. receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. Matthew 25 Management Corp. has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed 2.0% of the first $10,000,000 and 1.5% of the next $20,000,000.

 The management fee for 1998, as computed pursuant to the investment advisory agreement, totaled $156,612. The Matthew 25 Management Corp. has agreed to accept as its 1998 advisory fee the amount it was paid in 1998 totaling $146,997 and to irrevocably waive any and all rights to the difference between actual management fees paid and fees per the agreement. The management fee waived for 1998 was $9,615.

 Mr. Mark Mulholland is the sole owner, director and officer of Matthew 25 Management Corporation and is also the president of the Fund.

 In addition, Mr. Mulholland is a broker at Boenning and Scattergood, Inc. During the year ended December 31, 1998, the Fund paid brokerage commission of $27,520 to Boenning & Scattergood, Inc. of which Mr. Mulholland received compensation totaling $11,864. Boenning & Scattergood, Inc. is not otherwise associated with Matthew 25 Fund, Inc. or Matthew 25 Management Corp. and is not responsible for any of the investment advice rendered to the Fund by Matthew 25 Management Corporation or Mr. Mulholland.

NOTE 3 INVESTMENTS

 For the year ended December 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $10,882,391 and
 $4,770,230, respectively. At December 31, 1998, the gross unrealized appreciation for all securities totaled $6,029,584 and the gross unrealized depreciation for all securities totaled $460,955 or a net unrealized appreciation of $5,568,629. The aggregate cost of securities for federal income tax purposes at December 31, 1998 was $14,893,593.

NOTE 4 CAPITAL SHARE TRANSACTIONS

 As of December 31, 1998,there were 100,000,000 shares of $.01 per value capital stock authorized. The total par value and paid-in capital totaled $15,759,091.
 Transactions in capital stock were as follows for the years  ended December 31,
 1998 and 1997:                      1998                           1997
                             _______________________     _____________________
                               Shares       Amount         Shares     Amount
                             __________   __________     __________ ___________
Shares sold                    818,300    $7,505,090     1,068,986  $7,574,046
Shares issued in reinvestment
 of dividends                   39,322       413,745         5,469      46,474
Shares redeemed                (69,823)     (674,854)      (62,120)   (450,021)
                             __________   __________     __________ ___________
Net Increase                   787,799    $7,270,981     1,012,335  $7,170,499
                             ==========   ==========     ========== ===========
                                       8
                               MATTHEW 25 FUND, INC.
                           NOTES TO FINANCIAL STATEMENTS


NOTE 5 DISTRIBUTIONS TO SHAREHOLDERS

       On December 30, 1998, a distribution of $.0196 per share aggregating $39,073 was paid to shareholders of record on the date from net investment income and $.1900 per share aggregating $378,321 was paid to shareholders of record on that date from net capital gains.































                                       9













































                           SUPPLEMENTARY INFORMATION































                               MATHIESON AITKEN JEMISON,LLP
                               16 Sentry Park West, suite 310
                               Blue Bell, PA 19422-2240
                                     (215)643-3900
                                     (215)643-4030
                               E-MAIL majcpa@majcpa.com


     INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTARY INFORMATION

     To the Stockholders and Board of Directors
     Matthew 25 Fund, Inc.
     Jenkintown, Pennsylvania

     Our audits of the preceding basic financial statements were made for the purpose of forming an opinion on the financial statements taken as a whole. The supplementary information presented in the following pages is presented for the purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.


                        Mathieson Aitken Jemison, LLP

     February 4, 1999












                                       10



















                              MATTHEW 25 FUND, INC.
           FINANCIAL HIGHLIGHTS AND RELATED RATIOS/SUPPLEMENTAL DATA
             For a Share Outstanding throughout each Period Ended:
                         December 31,1998; 1997 and 1996

                                                                      For the
                                                                    period  from
                                   December 31                        10/16/95
                       _______________________________________        through
                           1998          1997           1996          12/31/95
                       __________    ___________   ___________     ____________
Net asset value,       $    8.50    $      6.11   $      5.16     $      5.00
 beginning of period

Income from
 investment operations

 Net investment income     (0.02)          0.01          0.01           (0.01)
      (loss)

 Net gains on
  securities both
  realized and
  unrealized                2.22           2.41          0.95            0.17
                      ___________    ___________   ___________     ____________
Total from investment      10.70           8.53          6.12            5.16
 operations

Less, distributions

 Net investment
  income                   (0.02)         (0.01)        (0.01)

 Net realized gains
  on investments           (0.19)         (0.02)
                      ___________    ___________   ___________     ____________
Net Asset value,
 end of period        $    10.49     $     8.50    $     6.11      $     5.16
                      ===========    ===========   ===========     ============
Total return               25.93%         39.65%        18.63%          17.43%*

Net assets,
 end of period        $21,327,720    $10,579,426    $1,420,910        $106,207

Ratio of expenses
 to average net assets      1.26%          1.26%         1.34%           2.00%*

Ratio of investment
 income, net to
 average assets             1.00%          1.57%         0.44%           0.96%*

Portfolio turnover rate    30.64%          9.89%         2.52%

Average commission
 per share             $    0.0523   $     0.0860  $     0.2233           N/A

*Annualized
N/A- Disclosure not applicable to prior periods.
                                       11
                               MATTHEW 25 FUND INC.
                               PERFORMANCE SUMMARY

     The graph below represents the changes in value for a $10,000.00 investment in the Matthew 25 Fund from its inception, October 16,1995, to years ending
December 31st for 1996, 1997 and 1998. These changes are then compared to a $10,000.00 investment in the Value Line Index, which is an index comprising of 1,617 stocks, for the same period.



                      Inception  Year Ended  Year Ended  Year Ended  Year Ended
                      10/16/95   12/31/95    12/31/96    12/31/97    12/31/98
   Matthew 25 Fund   $10,000.00 $10,360.00  $12,247.28  $17,103.33  $21,538.22
    Value Line Index $10,000.00 $10,287.00  $12,321.66  $15,827.44  $16,748.01
   _____________________________________________________________________________

                               Matthew 25 Fund, Inc.

        22,000 -     .          .          .          .          .
               -                                                (*)
        20,800 -     .          .          .          .          .
               -
    V   19,600 -     .          .          .          .          .
               -
    a   18,400 -     .          .          .          .          .
               -
    l   17,200 -     .          .          .         (*)         .
               -                                                [*]
    u   16,000 -     .          .          .         [*]         .
               -
    e   14,800 -     .          .          .          .          .
               -
        13,600 -     .          .          .          .          .
               -
        12,400 -     .          .         [*]         .          .
               -
        11,200 -     .          .          .          .          .
               -               [*]
        10,000 -    [*]
               _________________________________________________________________
                  10/16/95   12/31/95   12/31/96   12/31/97    12/31/98

                                      Category

               (*)Matthew 25 Fund      [*]Value Line Index
   _____________________________________________________________________________


                 76 days     1 year     1 year     1 year     Average
                 12/31/95    12/31/96   12/31/97   12/31/98   Annual Rate
                 ________    ________   ________   ________   ___________
Matthew 25 Fund   3.60%      18.63%     39.65%     25.93%     26.82%
Value Line Index  2.87%      19.78%     28.45%      5.82%     17.36%

   The accompanying notes are an integral part of these financial statements.

                                       12